Equity - Schedule of Common Share Warrant Activity (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of Common Share Warrant Activity Line Items]
Balance at January 1, 2024	476,128
Issuances	1,321,961
Exercises	(191,431)
Expired	(7,696)
Balance at December 31, 2024	1,598,962